PROPERTY AND EQUIPMENT, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
At cost:
Property and equipment, gross	¥ 18,564,786		¥ 12,897,176
Less: Accumulated depreciation	(2,580,320)		(1,534,368)
Property and equipment net excluding construction in process	15,984,466		11,362,808
Construction in progress	3,200,173		2,632,137
Property and equipment, net	19,184,639	¥ 13,658,226	13,994,945
Land
At cost:
Property and equipment, gross	855,310
Buildings
At cost:
Property and equipment, gross	5,964,048		4,382,469
Data center equipment
At cost:
Property and equipment, gross	5,567,606		4,225,963
Leasehold improvement
At cost:
Property and equipment, gross	6,111,733		4,239,601
Furniture and office equipment
At cost:
Property and equipment, gross	61,974		45,057
Vehicles
At cost:
Property and equipment, gross	¥ 4,115		¥ 4,086